CONSOLIDATED FINANCIAL STATEMENT DETAILS - Long-term investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term investments
Equity investments at FVOCI	$ 54.7	$ 116.9
Gains (losses) in AOCI	(61.3)	(41.7)	$ (18.8)
Long-term Investments
Long-term investments
Gains (losses) in AOCI	(66.4)	(59.2)
Investments in an accumulated gain position
Long-term investments
Equity investments at FVOCI	39.0	55.0
Gains (losses) in AOCI	0.3	3.2
Investments in an accumulated loss position
Long-term investments
Equity investments at FVOCI	15.7	61.9
Gains (losses) in AOCI	(54.2)	(70.0)
Net realized gains
Long-term investments
Gains (losses) in AOCI	$ (12.5)	$ 7.6